Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingent Liability
Loan impairment provisions
ECL (release)/charge	£ (9)	£ (5)
Other financial assets
Loan impairment provisions
Financial Assets	51,102	30,895
ECL (release)/charge	(16)	3
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)	(100)
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(9)	(3)
FVOCI | Other financial assets
Loan impairment provisions
ECL (release)/charge	£ 6	£ 0
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage (in percentage)	0.93%	0.91%
ECL (release)/charge	£ 578	£ 337
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	392,040	377,153
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,645)	(3,434)
Cash at central banks | Other financial assets
Loan impairment provisions
Financial Assets	103,100	143,300
Debt securities | Other financial assets
Loan impairment provisions
Financial Assets	50,100	29,900
Consumer loans | Impairment
Loan impairment provisions
Financial Assets	£ (3,645)	£ (3,434)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage (in percentage)	0.20%	0.19%
ECL (release)/charge	£ (397)	£ (290)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	348,586	325,224
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (709)	£ (632)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage (in percentage)	2.58%	2.23%
ECL (release)/charge	£ 645	£ 393
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	42	168
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	37,891	46,833
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (976)	£ (1,043)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage (in percentage)	35.23%	34.52%
ECL (release)/charge	£ 330	£ 234
Amounts written off	319	482
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL (release)/charge	89	54
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL (release)/charge	241	180
Amounts written off	277	314
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	5,563	5,096
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,031	1,121
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	4,532	3,975
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(1,960)	(1,759)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(332)	(287)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,628)	£ (1,472)